Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Related party transactions
Amount due from related parties		¥ 863,516		$ 203,089	¥ 1,410,050
Amount due to related parties		(104,726)		$ (24,147)	(167,655)
Staging Finance Group
Related party transactions
Amount due from related parties		183,260			95,021
Staging Finance Group | Provision of fulfillment services and sales of goods
Related party transactions
Revenues	¥ 667,495	1,016,286
Business Infinite Group
Related party transactions
Amount due to related parties		(6,209)			(8,554)
Business Infinite Group | Provision of fulfillment services and sales of goods
Related party transactions
Revenues	27,549	112,541
Tencent Group
Related party transactions
Amount due from related parties		520,094			962,002
Amount due to related parties		(77,893)			(85,092)
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues	184,241	139,602	¥ 95,287
Tencent Group | Online marketplace services
Related party transactions
Revenues	52	111	272
Tencent Group | Services and purchases
Related party transactions
Operating expenses	244,644	195,805	88,076
Shanghai Icson Group
Related party transactions
Amount due from related parties		105,176
Shanghai Icson Group | Provision of fulfillment services and sales of goods
Related party transactions
Revenues		6	164,811
Shanghai Icson Group | Services and purchases
Related party transactions
Operating expenses	20,871	168,875	¥ 103,976
Dada Group
Related party transactions
Amount due from related parties					88,971
Dada Group | Provision of fulfillment services and sales of goods
Related party transactions
Revenues	124,092
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	41,409
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties					(393,549)
Dada Group | Services
Related party transactions
Operating expenses	136,515
Dada Group | Non-compete agreement
Related party transactions
Other income	53,186
Other liabilities					(523,296)
Bitauto Group
Related party transactions
Amount due to related parties		(311)
Bitauto Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	610,722	445,526
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(2,599,742)			(1,989,020)
Tuniu Group
Related party transactions
Amount due to related parties		(721)			(12,311)
Tuniu Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	¥ 132,405	49,200
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(611,015)			(478,610)
Major related parties
Related party transactions
Amount due from related parties		808,530			1,145,994
Amount due to related parties		(85,134)			(105,957)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(3,210,757)			(2,861,179)
Other liabilities					(523,296)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties		¥ 54,986			¥ 264,056
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets		0.50%		1.34%	1.34%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		¥ 79,064			¥ 147,224
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities		0.19%		0.19%	0.19%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.01%	0.01%	0.00%
Related parties, other than the major related parties | Total operating expense | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.03%	0.02%	0.01%